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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-02735
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                                Elfun Tax-Exempt Fund
------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


              3001, SUMMER STREET,STAMFORD, CONNECTICUT, 06905
-------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


GE ASSET MANAGEMENT,3001, SUMMER STREET,STAMFORD,CONNECTICUT, 06905
------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant"s telephone number, including area code: 800-242-0134
                                            ----------------------------


Date of fiscal year end: 12/31
                        ---------------------------

Date of reporting period: :  03/31/06
                          -------------------------


ITEM 1. SCHEDULE OF INVESTMENTS



ELFUN TAX-EXEMPT INCOME FUND

SCHEDULE OF INVESTMENTS (DOLLARS IN THOUSANDS) - MARCH 31, 2006 (UNAUDITED)


                                                                                  PRINCIPAL
                                                                                    AMOUNT                      VALUE
-------------------------------------------------------------------------------------------------------------------------------
 MUNICIPAL BONDS - 98.7%
-------------------------------------------------------------------------------------------------------------------------------

ALABAMA - 1.4%
Alabama Public School & College Authority (Series D)
5.75%                                                08/01/13                   $     5,000                  $   5,381 (c)
Alabama Water Pollution Control Authority (Series A)
AMBAC Insured)
4.75%                                                08/15/21                         5,000                      5,038 (c,g)
City of Birmingham AL
5.25%                                                05/01/17                         3,395                      3,645
City of Birmingham AL (Series B)
5.25%                                                06/01/24                           205                        215
5.25%                                                06/01/24                         2,035                      2,151 (f)
Montgomery BMC Special Care Facilities Financing
Authority (Series A) (MBIA Insured)
4.58%                                                11/15/20                         8,375                      8,179 (g)
                                                                                                                24,609

ALASKA - 0.5%
City of Anchorage AK (MBIA Insured)
6.50%                                                12/01/10                         2,825                      3,151 (c,g)
State of Alaska (Series D) (MBIA Insured)
5.00%                                                10/01/25                         5,000                      5,237 (g)
                                                                                                                 8,388

ARIZONA - 2.1%
Arizona State Transportation Board (Series A)
6.00%                                                07/01/08                         5,000                      5,257 (c)
Arizona State University (FSA Insured)
5.25%                                                07/01/15                         5,000                      5,398 (c,g)
City of Scottsdale AZ
5.00%                                                07/01/24                         5,000                      5,204 (f)
Maricopa County Industrial Development Authority
5.50%                                                07/01/26                         7,500                      7,848
Maricopa County Stadium District (AMBAC Insured)
5.38%                                                06/01/16                         2,145                      2,318 (g)
Northern Arizona University (FGIC Insured)
5.50%                                                06/01/34                         2,000                      2,161 (g)
Phoenix Civic Improvement Corp. (FGIC Insured)
5.50%                                                07/01/23 - 07/01/24              7,260                      8,327 (g)
                                                                                                                36,513

CALIFORNIA - 5.0%
Acalanes Union High School District (FGIC Insured)
4.39%                                                08/01/21                         5,815                      2,741 (b,c,g)
Desert Community College District (Series A)
(MBIA Insured)
5.00%                                                08/01/29                        11,300                     12,192 (f,g)
Marin Community College District (Series A)
(MBIA Insured)
5.00%                                                08/01/27 - 08/01/28             11,340                     11,859 (g)
Port of Oakland (Series M) (FGIC Insured)
5.25%                                                11/01/16 - 11/01/17             14,300                     15,430 (g)
Sacramento City Financing Authority (AMBAC Insured)
5.38%                                                11/01/14                        12,725                     13,753 (g)
San Diego Unified School District (Series E)
(FSA Insured)
5.25%                                                07/01/17 - 07/01/19              8,795                      9,563 (g)
State of California
5.00%                                                03/01/32                        15,000                     15,436
University of California (Series A) (AMBAC Insured)
5.00%                                                05/15/34                         6,000                      6,210 (g)
                                                                                                                87,184

COLORADO - 1.7%
City of Colorado Springs (Series A) (MBIA Insured)
5.38%                                                11/15/26                        10,000                     10,266 (g)
Colorado Health Facilities Authority
5.00%                                                03/01/25                         5,000                      5,018
Colorado Water Resources & Power Development
Authority (Series A)
5.25%                                                09/01/17 - 09/01/18              5,880                      6,277
E-470 Public Highway Authority (Series A)
(MBIA Insured)
5.00%                                                09/01/26                         4,280                      4,387 (g)
5.75%                                                09/01/35                         4,000                      4,351 (g)
                                                                                                                30,299

CONNECTICUT - 4.8%
City of Stamford CT
5.25%                                                07/15/11                         2,670                      2,767 (f)
5.25%                                                07/15/11                         3,450                      3,579
City of Stamford CT (Series A)
4.60%                                                08/01/14                         2,235                      2,286 (f)
4.70%                                                08/01/15                         1,635                      1,676 (f)
Connecticut State Clean Water Fund
4.88%                                                09/01/19                         5,335                      5,589 (f)
Connecticut State Health & Educational Facility
Authority (Series Y)
5.00%                                                07/01/35                         5,000                      5,222
Mashantucket Western Pequot Tribe CT (Series B)
5.70%                                                09/01/12                         2,500                      2,607 (a)
5.75%                                                09/01/18                         9,500                      9,866 (a)
South Central Regional Water Authority Water System
Revenue (MBIA Insured)
5.00%                                                08/01/27                         6,755                      7,063 (g)
State of Connecticut (MBIA Insured)
6.00%                                                10/01/09                         5,250                      5,653 (g)
State of Connecticut (Series A)
5.25%                                                03/15/14                         3,175                      3,300
State of Connecticut (Series B)
5.25%                                                11/01/06 - 11/01/07             12,345                     12,568
State of Connecticut (Series C)
5.25%                                                10/15/13                         1,250                      1,310 (f)
State of Connecticut (Series D)
5.50%                                                12/01/07                            75                         77 (e)
5.50%                                                12/01/07 - 12/01/08             19,665                     20,369
5.50%                                                12/01/08                           200                        208 (f)
                                                                                                                84,140

DELAWARE - 0.3%
State of Delaware
5.25%                                                04/01/13 - 04/01/14              4,545                      4,809 (f)


DISTRICT OF COLUMBIA - 1.6%
District of Columbia (MBIA Insured)
5.25%                                                06/01/27                         2,065                      2,155 (f,g)
5.25%                                                06/01/27                         6,600                      6,861 (g)
5.75%                                                09/15/20                         5,000                      5,363 (g)
District of Columbia (Series A) (FSA Insured)
5.00%                                                06/01/27                         5,000                      5,189 (g)
District of Columbia (Series A) (MBIA Insured)
5.25%                                                06/01/27                         1,335                      1,393 (f,g)
District of Columbia (Series B) (FSA Insured)
5.25%                                                06/01/26                         6,900                      7,179 (g)
                                                                                                                28,140

FLORIDA - 2.7%
Brevard County Health Facilities Authority
5.00%                                                04/01/34                         6,000                      6,090
Florida State Board Education (Series B)
5.38%                                                06/01/16                        10,000                     10,861
Florida State Board of Education (Series D)
4.50%                                                06/01/21                         5,000                      5,027
Hillsborough County Industrial Development
Authority (Series A)
5.00%                                                10/01/18                         5,000                      5,113
5.25%                                                10/01/24                         5,500                      5,763
Hillsborough County Industrial Development
Authority (Series B)
5.25%                                                10/01/15                         5,130                      5,392
North Broward Hospital District
5.70%                                                01/15/16                         1,915                      2,036
South Miami Health Facilities Authority
5.25%                                                11/15/33                         6,380                      6,579
                                                                                                                46,861

GEORGIA - 4.3%
City of Atlanta GA (FSA Insured)
5.75%                                                11/01/26 - 11/01/27             10,460                     12,426 (c,g)
City of Atlanta GA (Series B) (FSA Insured)
5.25%                                                01/01/33                         4,000                      4,233 (c,g)
City of Augusta GA (FSA Insured)
5.25%                                                10/01/34                         8,500                      9,057 (c,g)
County of Fulton GA (FGIC Insured)
5.00%                                                01/01/30                         5,000                      5,201 (g)
5.25%                                                01/01/35                        10,500                     11,136 (g)
De Kalb County GA
5.00%                                                10/01/28                         6,500                      6,719
Fayette County School District (FSA Insured)
4.78%                                                03/01/22                         2,520                      2,047 (b,g)
4.81%                                                03/01/23                         2,290                      1,859 (b,g)
Henry County Hospital Authority (MBIA Insured)
5.00%                                                07/01/24                         1,865                      1,957 (g)
Marietta Development Authority
5.00%                                                09/15/29                         2,365                      2,437
Private Colleges & Universities Authority
5.25%                                                06/01/18 - 06/01/20              5,250                      5,596
Private Colleges & Universities Authority
(Series A)
6.00%                                                06/01/21                         2,410                      2,557
Private Colleges & Universities Facilities
Authority (MBIA Insured)
6.50%                                                11/01/15                         4,010                      4,671 (e,g)
State of Georgia (Series C)
6.50%                                                04/01/08                            15                         16 (e)
6.50%                                                04/01/08                         2,805                      2,963
State of Georgia (Series D)
6.50%                                                08/01/08                         2,500                      2,663
                                                                                                                75,538

HAWAII - 1.2%
City & County of Honolulu HI (Series A)
6.00%                                                01/01/12                           735                        817 (e)
6.00%                                                01/01/12                         1,265                      1,400
State of Hawaii (FSA Insured)
5.25%                                                07/01/16                         1,330                      1,432 (f,g)
5.25%                                                07/01/16                         8,670                      9,248 (g)
5.75%                                                02/01/14                         6,500                      7,243 (g)
                                                                                                                20,140

ILLINOIS - 4.8%
Chicago O'Hare International Airport (Series A)
(MBIA Insured)
5.00%                                                01/01/29                        15,000                     15,549 (g)
City of Springfield IL (MBIA Insured)
5.00%                                                03/01/35                        10,000                     10,363 (g)
County of Cook IL (Series C) (AMBAC Insured)
5.50%                                                11/15/26                        10,000                     10,955 (g)
Illinois Educational Facilities Authority
(Series A) (AMBAC Insured)
5.70%                                                07/01/24                        10,000                     10,429 (g)
Illinois Finance Authority (Series A)
5.50%                                                08/15/43                         5,000                      5,291
Illinois Health Facilities Authority
6.13%                                                11/15/22                         3,500                      3,855 (f)
Metropolitan Pier & Exposition Authority
(AMBAC Insured)
5.38%                                                06/01/14                        15,000                     15,432 (g)
Metropolitan Pier & Exposition Authority
(MBIA Insured)
4.67%                                                06/15/19                         4,000                      3,126 (b,g)
University of Illinois (Series B) (FGIC Insured)
5.25%                                                04/01/32                         8,500                      8,832 (g)
                                                                                                                83,832

INDIANA - 2.4%
Indiana Health & Educational Facilities Finance
Authority (Series A)
5.25%                                                02/15/40                        10,000                     10,239
Indiana Health Facility Financing Authority
(Series A) (AMBAC Insured)
5.38%                                                03/01/34                         5,500                      5,832 (g)
Indiana Transportation Finance Authority
5.50%                                                12/01/20                         5,000                      5,368 (f)
Indiana Transportation Finance Authority
(Series A) (AMBAC Insured)
5.00%                                                11/01/12 - 11/01/16             16,555                     17,028 (f,g)
Indianapolis Local Public Improvement Bond Bank
(Series A)
6.00%                                                01/01/15                         2,425                      2,642
                                                                                                                41,109

KANSAS - 0.2%
University of Kansas Hospital Authority
5.63%                                                09/01/32                         4,150                      4,402

KENTUCKY - 0.6%
Kentucky Turnpike Authority (Series B)
(AMBAC Insured)
5.00%                                                07/01/26                         5,000                      5,200 (g)
University Of Kentucky (Series Q) (FGIC Insured)
5.25%                                                05/01/20                         4,545                      4,814 (f,g)
                                                                                                                10,014

LOUISIANA - 1.1%
Louisiana Public Facilities Authority (MBIA Insured)
5.25%                                                07/01/33                        10,925                     11,452 (g)
Louisiana Public Facilities Authority (Series A)
(MBIA Insured)
5.38%                                                05/15/16                         7,870                      8,425 (g)
                                                                                                                19,877

MAINE - 1.5%
Maine Health & Higher Educational Facilities
Authority (Series B) (AMBAC Insured)
5.00%                                                07/01/31 - 07/01/36             12,000                     12,487 (g)
Maine Health & Higher Educational Facilities
Authority (Series C)
5.13%                                                07/01/31                         5,000                      5,201
Maine Health & Higher Educational Facilities
Authority (Series D) (FSA Insured)
5.50%                                                07/01/23                            55                         55 (g)
Maine Municipal Bond Bank (Series B)
5.50%                                                11/01/21                         3,325                      3,548
Maine Municipal Bond Bank (Series C) (FSA Insured)
5.35%                                                11/01/18                         5,310                      5,589 (f,g)
                                                                                                                26,880

MARYLAND - 3.0%
County of Prince Georges MD (Series A)
5.00%                                                10/01/22                         6,820                      7,212
Maryland State Health & Higher Educational
Facilities Authority
5.13%                                                11/15/34                         7,200                      7,468
State of Maryland
5.00%                                                10/15/11                         3,500                      3,598 (f)
5.50%                                                08/01/17                        21,000                     23,722
University System of Maryland (Series A)
5.25%                                                04/01/17                        10,035                     10,714
                                                                                                                52,714

MASSACHUSETTS - 5.4%
Commonwealth of Massachusetts (Series B)
5.50%                                                11/01/08                        18,035                     18,815
Massachusetts Bay Transportation Authority
(Series A) (MBIA Insured)
4.75%                                                03/01/16                         4,500                      4,600 (g)
Massachusetts State Turnpike Authority
(Series B) (MBIA Insured)
5.13%                                                01/01/23 - 01/01/37             20,500                     20,980 (g)
Massachusetts State Water Pollution Abatement
(Series 6)
5.63%                                                08/01/18                           115                        123
5.63%                                                08/01/18                         6,885                      7,465 (f)
Massachusetts State Water Resources Authority
(Series A)
6.50%                                                07/15/08 - 07/15/19             23,370                     26,565
Massachusetts Water Resources Authority (Series A)
5.00%                                                08/01/41                        15,000                     15,500
                                                                                                                94,048

MICHIGAN - 2.6%
Detroit MI (Series A) (FSA Insured)
5.25%                                                07/01/21 - 07/01/22              4,545                      5,072 (g)
Detroit MI (Series A) (MBIA Insured)
5.00%                                                01/01/27                         7,145                      7,310 (g)
5.00%                                                07/01/27                         1,230                      1,262 (f,g)
Grand Rapids MI (FGIC Insured)
5.25%                                                01/01/17                         3,000                      3,168 (g)
Hartland Consolidated School District (FGIC Insured)
5.13%                                                05/01/22                         5,000                      5,006 (f,g)
Kent Hospital Finance Authority (Series A)
5.25%                                                07/01/30                         7,845                      7,994
Michigan Municipal Bond Authority
5.25%                                                10/01/17                         6,465                      6,930
Michigan State Hospital Finance Authority
5.38%                                                12/01/30                         2,000                      2,089
Michigan State Trunk Line (Series A) (MBIA Insured)
5.00%                                                11/01/26                         4,000                      4,131 (g)
Muskegon Heights Public Schools (MBIA Insured)
5.00%                                                05/01/24                         2,650                      2,755 (g)
                                                                                                                45,717

MINNESOTA - 1.0%
City of Maple Grove MN
5.00%                                                09/01/35                         8,000                      8,114
Minneapolis & St. Paul Metropolitan Airports
Commission (Series A) (AMBAC Insured)
5.00%                                                01/01/30                         8,500                      8,684 (g)
                                                                                                                16,798

MISSISSIPPI - 0.5%
State of Mississippi
5.50%                                                09/01/14                         7,500                      8,240

MISSOURI - 0.3%
Missouri State Health & Educational Facilities
Authority
5.25%                                                05/15/23                         2,300                      2,404
6.00%                                                05/15/07                         2,340                      2,400
                                                                                                                 4,804

NEVADA - 1.0%
County of Clark NV
5.50%                                                07/01/20                         7,565                      7,970
County of Clark NV (MBIA Insured)
5.50%                                                07/01/30                         6,500                      6,830 (g)
Las Vegas Special Improvement District No 707
(Series A) (FSA Insured)
5.55%                                                06/01/16                         1,870                      1,975 (g)
                                                                                                                16,775

NEW JERSEY - 8.7%
Cape May County Municipal Utilities Authority
(Series A) (FSA Insured)
5.75%                                                01/01/15 - 01/01/16              8,500                      9,587 (g)
Essex County Improvement Authority (FSA Insured)
5.25%                                                12/15/17                        10,000                     10,765 (g)
New Jersey Economic Development Authority
5.75%                                                06/15/29                         3,000                      3,178
New Jersey State Educational Facilities Authority
5.25%                                                07/01/32                         2,625                      2,698
New Jersey State Educational Facilities Authority
(Series A)
5.00%                                                07/01/30                         1,750                      1,830
New Jersey State Educational Facilities Authority
(Series B) (MBIA Insured)
5.00%                                                07/01/30                         8,500                      8,902 (g)
New Jersey State Educational Facilities Authority
(Series D)
5.25%                                                07/01/19                         4,000                      4,462
New Jersey State Turnpike Authority (AMBAC Insured)
6.50%                                                01/01/16                        42,050                     48,719 (e,g)
6.50%                                                01/01/16                         7,910                      9,136 (g)
New Jersey Transportation Trust Fund Authority
(Series C)
5.50%                                                06/15/19 - 06/15/24             31,280                     34,331 (f)
New Jersey Transportation Trust Fund Authority
(Series C) (FSA Insured)
5.75%                                                12/15/14                         6,000                      6,727 (g)
New Jersey Wastewater Treatment Trust (Series C)
5.88%                                                06/15/06                         5,160                      5,183
6.88%                                                06/15/08                         5,905                      6,304
                                                                                                               151,822

NEW MEXICO - 0.9%
Farmington NM
4.88%                                                04/01/33                         5,000                      4,974
New Mexico Hospital Equipment Loan Council
(Series A)
5.50%                                                08/01/25 - 08/01/30             10,750                     11,672 (f)
                                                                                                                16,646

NEW YORK - 8.1%
City of New York (Series B)
5.25%                                                08/01/13                            25                         26 (f)
5.25%                                                08/01/13                         1,475                      1,515
City of New York NY (Series B)
5.60%                                                08/15/06                           755                        761 (e)
5.60%                                                08/15/06                        12,245                     12,335
Liberty Development Corp.
5.25%                                                10/01/35                        15,000                     16,539
Municipal Assistance Corporation for the City of
New York (Series E)
5.20%                                                07/01/08                        10,000                     10,142 (f)
New York City Municipal Water Finance Authority
5.50%                                                06/15/33                         5,000                      5,397
New York City Municipal Water Finance Authority
(Series B)
5.00%                                                06/15/36                        12,000                     12,436
New York City Transitional Finance Authority
5.50%                                                11/01/19 - 05/01/25             19,070                     20,457 (f)
6.00%                                                11/15/19                         3,750                      4,120 (f)
New York City Transitional Finance Authority
(Series A)
5.30%                                                11/15/09                         1,000                      1,057 (e)
New York City Transitional Finance Authority
(Series B)
5.50%                                                11/15/11                         1,250                      1,345
6.00%                                                11/15/10 - 11/15/11              2,545                      2,797 (f)
New York City Transitional Finance Authority
(Series C)
5.50%                                                05/01/25                            30                         32 (f)
New York State Dormitory Authority
5.40%                                                07/01/10                         8,185                      8,383
New York State Dormitory Authority (Series A)
5.00%                                                07/01/25                         2,550                      2,659
New York State Dormitory Authority (Series B)
5.25%                                                11/15/23                        10,400                     11,081
5.38%                                                07/01/20                         3,695                      4,015
6.50%                                                08/15/10                             5                          6 (e)
6.50%                                                08/15/10                         3,490                      3,843
New York State Dormitory Authority (Series D)
7.00%                                                07/01/09                         3,815                      4,020 (e)
New York State Environmental Facilities Corp.
5.50%                                                06/15/13                        10,000                     11,028
New York State Urban Development Corp.
5.50%                                                07/01/16                         7,000                      7,171
                                                                                                               141,165

NORTH CAROLINA - 1.2%
Cary NC
5.00%                                                03/01/21                         2,400                      2,559
City of Charlotte NC
5.60%                                                06/01/20                         2,800                      3,055 (f)
City of Charlotte NC (Series C)
5.00%                                                07/01/24                         1,460                      1,531
Mecklenburg County NC (Series B)
4.50%                                                02/01/15                        14,000                     14,490 (f)
                                                                                                                21,635

OHIO - 4.0%
City of Cleveland OH (MBIA Insured)
5.50%                                                09/15/16                         5,200                      5,346 (g)
Cleveland-Cuyahoga County Port Authority
(AMBAC Insured)
5.40%                                                12/01/15                         3,500                      3,610 (f,g)
Columbus OH (Series 1)
5.63%                                                11/15/15                         7,310                      7,960 (f)
County of Cuyahoga OH
6.00%                                                01/01/32                        10,000                     11,034
County of Hamilton OH (Series A) (MBIA Insured)
5.00%                                                12/01/19                         4,250                      4,490 (g)
County of Hamilton OH (Series B) (AMBAC Insured)
5.25%                                                12/01/32                         7,500                      7,839 (g)
Franklin County OH (Series C)
5.00%                                                05/15/21                         2,685                      2,807
5.25%                                                05/15/24                         1,400                      1,473
Ohio State Higher Educational Facility Commission
5.20%                                                11/01/26                         9,450                     10,038
Ohio State University (Series A)
5.25%                                                12/01/11                         3,150                      3,387
Ohio State Water Development Authority
5.50%                                                12/01/20                         5,000                      5,480 (f)
State of Ohio (Series A)
4.75%                                                06/15/18                         3,690                      3,838 (f)
Steubenville OH
6.38%                                                10/01/20                         1,660                      1,817
                                                                                                                69,119

OKLAHOMA - 1.1%
Claremore Public Works Authority (Series A)
(FSA Insured)
5.25%                                                06/01/34                         6,315                      6,716 (g)
Oklahoma Transportation Authority (Series A)
(AMBAC Insured)
5.25%                                                01/01/15                         9,125                      9,781 (g)
Tulsa Industrial Authority (MBIA Insured)
5.00%                                                10/01/22                         2,000                      2,046 (g)
                                                                                                                18,543

OREGON - 0.0%*
State of Oregon
5.88%                                                10/01/18                           660                        666

PENNSYLVANIA - 3.7%
Montgomery County Higher Education & Health
Authority (AMBAC Insured)
5.00%                                                10/01/09                         2,405                      2,471 (g)
5.10%                                                10/01/10                         2,670                      2,747 (g)
Pennsylvania Industrial Development Authority
(AMBAC Insured)
5.50%                                                07/01/17                         3,100                      3,384 (g)
Pennsylvania State Higher Educational Facilities
Authority
5.50%                                                07/15/38                        10,750                     11,199 (f)
6.00%                                                05/01/30                         5,000                      5,392
Pennsylvania Turnpike Commission (Series A)
(AMBAC Insured)
5.00%                                                12/01/23                         2,125                      2,201 (g)
5.00%                                                12/01/23                         2,875                      2,953 (e,g)
5.25%                                                12/01/32                        12,695                     13,587 (g)
Pittsburgh Public Parking Authority (AMBAC Insured)
5.35%                                                12/01/10                           520                        553 (f,g)
5.45%                                                12/01/11                           440                        470 (f,g)
5.55%                                                12/01/12                         1,015                      1,088 (f,g)
5.60%                                                12/01/13                         1,125                      1,208 (f,g)
5.70%                                                12/01/14                         1,245                      1,342 (f,g)
5.75%                                                12/01/15 - 12/01/16              2,330                      2,515 (f,g)
Southcentral General Authority
5.38%                                                05/15/28                           900                        957 (e)
5.38%                                                05/15/28                         4,100                      4,437 (f)
State Public School Building Authority (FSA Insured)
5.25%                                                06/01/27                         8,000                      8,468 (g)
                                                                                                                64,972

PUERTO RICO - 0.8%
Children's Trust Fund
5.75%                                                07/01/20                         4,520                      4,713 (f)
Puerto Rico Public Buildings Authority (Series H)
(FGIC Insured)
5.25%                                                07/01/15                         8,000                      8,753 (g)
                                                                                                                13,466

SOUTH CAROLINA - 8.6%
Beaufort County SC (MBIA Insured)
5.50%                                                06/01/17 - 06/01/18              4,150                      4,530 (g)
Berkeley County School District
5.25%                                                12/01/24                        15,000                     15,642
Charleston Educational Excellence Finance Corp.
5.25%                                                12/01/27 - 12/01/30             24,000                     25,214
City of Greenville SC
5.13%                                                02/01/22                         5,195                      5,457
County of Charleston SC
5.90%                                                06/01/10                         2,170                      2,178 (f)
6.00%                                                06/01/11 - 06/01/12              4,765                      4,784 (f)
Dorchester County School District No 2
5.25%                                                12/01/22                         8,075                      8,446
Greenville County School District
5.25%                                                12/01/21                         2,000                      2,101
5.50%                                                12/01/28                        16,725                     18,163
Lexington County SC
5.50%                                                11/01/13                         5,000                      5,398
Scago Educational Facilities Corp. (FSA Insured)
5.00%                                                04/01/17 - 04/01/20              4,000                      4,217 (g)
South Carolina Educational Facilities Authority
(Series A)
5.00%                                                10/01/38                         3,000                      3,084
South Carolina State Public Service Authority
(Series B) (FSA Insured)
5.13%                                                01/01/32                        17,000                     17,688 (g)
5.50%                                                01/01/36                         5,000                      5,344 (g)
South Carolina Transportation Infrastructure Bank
(Series A) (AMBAC Insured)
5.25%                                                10/01/19                         9,780                     10,609 (g)
5.50%                                                10/01/30                        11,000                     11,758 (f,g)
South Carolina Transportation Infrastructure Bank
(Series B) (AMBAC Insured)
5.20%                                                10/01/22                         5,000                      5,293 (g)
                                                                                                               149,906

TENNESSEE - 1.0%
Johnson City Health & Educational Facilities Board
(Series A)
5.50%                                                07/01/36                         5,000                      5,214
Knox County Health Educational & Housing Facilities
Board (FSA Insured)
4.36%                                                01/01/16                        12,000                      7,508 (b,g)
Knox County Health Educational & Housing Facilities
Board (Series B) (MBIA Insured)
7.25%                                                01/01/09                         4,500                      4,900 (g)
                                                                                                                17,622

TEXAS - 5.9%
City of Austin TX
5.38%                                                09/01/16 - 09/01/17             10,350                     10,899 (f)
City of Austin TX (Series A) (AMBAC Insured)
5.50%                                                11/15/16                         5,450                      6,091 (g)
City of Dallas TX (Series A) (AMBAC Insured)
5.00%                                                08/15/20                         4,675                      4,820 (g)
City of Fort Worth TX
5.00%                                                02/15/18                         2,800                      2,869 (f)
City of Houston TX (FGIC Insured)
5.25%                                                12/01/21                        20,000                     20,730 (f,g)
City of Houston TX (Series A) (FSA Insured)
5.25%                                                05/15/22                        16,000                     17,110 (g)
City of Houston TX (Series B) (AMBAC Insured)
5.75%                                                12/01/14                         5,000                      5,537 (f,g)
City of Plano TX
4.88%                                                09/01/19                         1,500                      1,558 (f)
McKinney Independent School District
5.25%                                                02/15/20                         2,000                      2,152
North Central Texas Health Facility Development Corp.
5.13%                                                05/15/22                         4,500                      4,590
San Antonio Independent School District (Series A)
5.38%                                                08/15/19 - 08/15/20              6,250                      6,732 (f)
Texas State Public Finance Authority (AMBAC Insured)
5.00%                                                08/01/17                         5,740                      5,846 (f,g)
University of Houston (MBIA Insured)
5.50%                                                02/15/30                         8,000                      8,522 (g)
University of Texas
5.25%                                                08/15/14                         5,705                      6,190
                                                                                                               103,646

UTAH - 0.7%
City of Salt Lake City UT
5.13%                                                06/15/19                         3,715                      3,940
Metropolitan Water District of Salt Lake & Sandy
(Series A) (AMBAC Insured)
5.00%                                                07/01/22 - 07/01/24              6,100                      6,412 (g)
Murray UT (MBIA Insured)
4.75%                                                05/15/20                         2,285                      2,286 (g)
                                                                                                                12,638

VERMONT - 0.1%
University of Vermont & State Agricultural College
(AMBAC Insured)
5.13%                                                10/01/27                         1,000                      1,047 (g)

VIRGINIA - 0.7%
Chesterfield County Industrial Development Authority
5.88%                                                06/01/17                         3,000                      3,252
City of Norfolk VA (MBIA Insured)
5.88%                                                11/01/20                         1,920                      1,961 (g)
Virginia Commonwealth Transportation Board
(Series A)
5.75%                                                05/15/21                         1,945                      2,083 (f)
Virginia Resources Authority (Series A)
5.13%                                                11/01/34                         5,000                      5,271
                                                                                                                12,567

WASHINGTON - 1.8%
County of King WA
5.50%                                                12/01/13                         1,215                      1,340 (e)
5.50%                                                12/01/13                         7,815                      8,559
King County WA
5.50%                                                12/01/13                           970                      1,070 (e)
5.80%                                                12/01/12                        10,000                     10,547 (f)
Seattle Museum Development Authority
5.13%                                                04/01/31                        10,000                     10,526
                                                                                                                32,042

WEST VIRGINIA - 0.4%
West Virginia Housing Development Fund (Series B)
5.30%                                                05/01/24                         4,000                      4,100
West Virginia Housing Development Fund (Series C)
5.35%                                                11/01/27                         2,425                      2,491
                                                                                                                 6,591

WISCONSIN - 1.0%
State of Wisconsin (Series 1) (AMBAC Insured)
5.75%                                                07/01/14                         2,010                      2,220 (f,g)
5.75%                                                07/01/14                         2,990                      3,283 (g)
State of Wisconsin (Series A)
5.30%                                                07/01/18                         5,800                      6,158 (f)
Wisconsin State Health & Educational Facilities
Authority (MBIA Insured)
5.25%                                                08/15/27                         5,000                      5,117 (g)
                                                                                                                16,778

TOTAL INVESTMENT IN SECURITIES                                                                               1,722,702
(COST $1,653,247)

                                                                                  NUMBER OF
                                                                                    SHARES
-------------------------------------------------------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS - 1.7%
-------------------------------------------------------------------------------------------------------------------------------

GEI Short Term Investment Fund
4.87%                                                                            29,518,350                     29,518 (b,d)
(COST $29,518)

TOTAL INVESTMENTS                                                                                            1,752,220
(COST $1,682,765)

LIABILITIES IN EXCESS OF OTHER ASSETS, NET - (0.4)%                                                             (6,657)
                                                                                                           -----------
NET ASSETS - 100.0%                                                                                        $ 1,745,563
                                                                                                           ===========



Notes to Schedules of Investments (dollars in thousands) - March 31, 2006 (unaudited)
--------------------------------------------------------------------------------


(a) Pursuant to Rule 144A of the Securities Act of 1933, these Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, these securities amounted to $12,473; or 0.71% of net assets for the Elfun Tax-Exempt Income. These securities have been determined to be liquid using procedures established by the Board of Trustees.

(b)  Coupon amount represents effective yield.

(c) At March 31, 2006, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(d) GEAM, the investment adviser of the Fund, also serves as investment adviser of the Trust.

(e) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(f) Prerefunded. Bonds are collateralized by U.S. Treasury securities, which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(g) The security is insured by AMBAC, MBIA, FSA or FGIC. The Elfun Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2006(as a percentage of net assets) as follows:

         AMBAC             15.93%

         MBIA              15.11%

         FSA               10.41%

         FGIC               5.52%



+    Percentages are based on net assets as of March 31, 2006.

*    Less than 0.1%



Abbreviations:

AMBAC    AMBAC Indemnity Corporation
FGIC     Financial Guaranty Insurance Corporation
FSA      Financial Security Assurance
MBIA     Municipal Bond Investors Assurance Corporation

ITEM 2. CONTROLS AND PROCEDURES.

     (a) The officers providing the certifications in this report in accordance with Rule 30a-3 under the Investment Company Act of 1940 have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purpose described in paragraph (c) of such rule.


     (b) There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their last evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 3. EXHIBITS.

     Separate certifications by the registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached: EX-99 CERT



                                   SIGNATURES



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Elfun Tax-Exempt Income Fund

By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:   /S/JOHN H. MYERS
      John H. Myers
      Trustee, President and Chief Executive Officer
      GE Asset Management Incorporated

Date:  May 30, 2006


By:   /S/SCOTT RHODES
      Scott Rhodes
      Treasurer, Elfun Funds

Date:  May 30, 2006